Property, plant and equipment - Summary of Net Book Value of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 309	$ 273
Impairment charges	90
System Fund impairment charge	5
Additions	30	77
Transfers to assets classified as held for sale		(23)
Ending balance	201	309
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	514	513
Acquisition of businesses		2
Additions	30	77
Transfers to assets classified as held for sale		(12)
Fully depreciated assets written off	(17)	(62)
Disposals	(3)	(6)
Exchange and other adjustments	6	2
Ending balance	530	514
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(205)	(240)
Provided	(37)	(38)
System Fund expense	(5)	(2)
Impairment charges	(90)
System Fund impairment charge	(5)
Transfers to assets classified as held for sale		9
Fully depreciated assets written off	17	62
Disposals	2	4
Exchange and other adjustments	(6)
Ending balance	(329)	(205)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	134	127
Ending balance	93	134
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	207	199
Acquisition of businesses		1
Additions	2	9
Fully depreciated assets written off		(2)
Disposals	(1)
Ending balance	208	207
Land and buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(73)	(72)
Provided	(4)	(3)
Impairment charges	(39)
Fully depreciated assets written off		2
Disposals	1
Ending balance	(115)	(73)
Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	175	146
Ending balance	108	175
Fixtures, fittings and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	307	314
Acquisition of businesses		1
Additions	28	68
Transfers to assets classified as held for sale		(12)
Fully depreciated assets written off	(17)	(60)
Disposals	(2)	(6)
Exchange and other adjustments	6	2
Ending balance	322	307
Fixtures, fittings and equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(132)	(168)
Provided	(33)	(35)
System Fund expense	(5)	(2)
Impairment charges	(51)
System Fund impairment charge	(5)
Transfers to assets classified as held for sale		9
Fully depreciated assets written off	17	60
Disposals	1	4
Exchange and other adjustments	(6)
Ending balance	$ (214)	$ (132)